Offerings - Offering: 1	Feb. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 60,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,286.00
Offering Note	The fee has been calculated pursuant to the instructions for Schedule 13E-4F as prescribed by Section 13(e)(3) of the Securities Exchange Act of 1934, as amended, based on a maximum aggregate purchase price of US$60,000,000.